Towd Point Mortgage Trust 2025-CRM1

Mortgage Loans Excluded from Securitization Transaction

The Redacted Loan IDs contained in the table below represent mortgage loans which have been excluded from the pool of mortgage loans that are expected to back certain mortgage-backed securities issued by Towd Point Mortgage Trust 2025-CRM1 in connection with a securitization transaction.  As such, solely as it relates to the Redacted Loan IDs indicated below, the findings and conclusions of each of AMC Diligence, LLC (“AMC”) and Consolidated Analytics, Inc. (“CA”) contained as an Exhibit to this Form ABS-15G should be disregarded in their entirety.

AMC Redacted Loan ID	CA Redacted Loan ID
63	4000045214
66	4000045296
2	4000045392
222	4000045858
157	4000045790
209	4000045792
243	4000045822
251	4000045578
282	4000045972
316	4000046260
341	4000046122
363
403
453
431
432
437
493
542
521
602
613
652
658
633
683
686
737
813
820
726
763
858
862
874
911
975
982
983
1014
1088
1093
1097
920
941
944
997
1052
1103
1114
1121
1131
1135
1171
1173
1184
1200
1204
1206
1219
1251
1254
1257
1266
1274
1279
1285
1303
1340
1374
1379
1381
1814
1421
1423
1786
1429
2199
2294
2547
2214
1512
2075
2076
2077
2551
2078
1976